Derivative Financial Instruments	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Financial Instruments
Note 16 – Derivative Financial Instruments
Cash Flow Hedges
Our cash flow hedges include foreign currency forward contracts, commodity swaps and commodity purchase contracts. We use foreign currency forward contracts to manage currency risk associated with certain expected sales and purchases through 2031. We use commodity derivatives, such as fixed-price purchase commitments and swaps to hedge against potentially unfavorable price changes for commodities used in production. Our commodity contracts hedge forecasted transactions through 2028.
Derivative Instruments Not Receiving Hedge Accounting Treatment
We have entered into agreements to purchase and sell aluminum to address long-term strategic sourcing objectives and
non-U.S.
business requirements. These agreements are derivative instruments for accounting purposes. The quantities of aluminum in these agreements offset and are priced at prevailing market prices. We also hold certain foreign currency forward contracts and commodity swaps which do not qualify for hedge accounting treatment.
Notional Amounts and Fair Values
The notional amounts and fair values of derivative instruments in the Condensed Consolidated Statements of Financial Position were as follows:

	Notional amounts(1)		Other assets		Accrued liabilities
	June 30 2024	December 31 2023	June 30 2024	December 31 2023	June 30 2024	December 31 2023
Derivatives designated as hedging instruments:
Foreign exchange contracts	$4,524	$4,120	$48	$85	($89)	($63)
Commodity contracts	449	514	74	83	(5)	(8)
Derivatives not receiving hedge accounting treatment:
Foreign exchange contracts	253	254	3	1	(20)	(32)
Commodity contracts	63	115				(2)

Total derivatives	$5,289	$5,003	$125	$169	($114)	($105)
Netting arrangements			(47)	(47)	47	47

Net recorded balance			$78	$122	($67)	($58)

(1)	Notional amounts represent the gross contract/notional amount of the derivatives outstanding.

(Losses)/gains associated with our hedging transactions and forward points recognized in Other comprehensive (loss)/income are presented in the following table:

	Six months ended June 30		Three months ended June 30
	2024	2023	2024	2023
Recognized in Other comprehensive (loss)/income, net of taxes:
Foreign exchange contracts	($75)	$11	($18)	$1
Commodity contracts	(1)	(36)	7	(44)

(Losses)/gains associated with our hedging transactions and forward points reclassified from AOCI to earnings are presented in the following table:

	Six months ended June 30		Three months ended June 30
	2024	2023	2024	2023
Foreign exchange contracts
Costs and expenses	($12)	(6)	($5)	($4)
General and administrative expense	(13)	(23)	(9)	(12)

Commodity contracts
Costs and expenses	(12)	27	(12)	$10
General and administrative expense	3	5	$1	3

Gains/(losses) related to undesignated derivatives on foreign exchange and commodity cash flow hedging transactions recognized in Other income, net were insignificant for the six and three months ended June 30, 2024 and 2023.
Based on our portfolio of cash flow hedges, we expect to reclassify losses of $37
(pre-tax)
out of AOCI into earnings during the next 12 months.
We have derivative instruments with credit-risk-related contingent features. If we default on our five-year credit facilities, our derivative counterparties could require settlement for foreign exchange and certain commodity contracts with original maturities of at least five years. The fair value of those contracts in a net liability position at June 30, 2024 was $11. For other particular commodity contracts, our counterparties could require collateral posted in an amount determined by our credit ratings. At June 30, 2024, there was no collateral posted related to our derivatives.

Note 19 – Derivative Financial Instruments
Cash Flow Hedges
Our cash flow hedges include foreign currency forward contracts, commodity swaps and commodity purchase contracts. We use foreign currency forward contracts to manage currency risk associated with certain expected sales and purchased through 2031. We use commodity derivatives, such as fixed-price purchase commitments and swaps to hedge against potentially unfavorable price changes for commodities used in production. Our commodity contracts hedge forecasted transactions through 2028.

Derivative Instruments Not Receiving Hedge Accounting Treatment
We have entered into agreements to purchase and sell aluminum to address long-term strategic sourcing objectives and
non-U.S.
business requirements. These agreements are derivative instruments for accounting purposes. The quantities of aluminum in these agreements offset and are priced at prevailing market prices. We also hold certain foreign currency forward contracts and commodity swaps which do not qualify for hedge accounting treatment.
Notional Amounts and Fair Values
The notional amounts and fair values of derivative instruments in the Consolidated Statements of Financial Position as of December 31 were as follows:

	Notional amounts(1)		Other assets		Accrued liabilities
	2023	2022	2023	2022	2023	2022
Derivatives designated as hedging instruments:
Foreign exchange contracts	$4,120	$2,815	$85	$23	($63)	($122)
Commodity contracts	514	602	83	115	(8)	(9)
Derivatives not receiving hedge accounting treatment:
Foreign exchange contracts	254	462	1	5	(32)	(42)
Commodity contracts	115	412		2	(2)	(1)

Total derivatives	$5,003	$4,291	169	145	(105)	(174)
Netting arrangements			(47)	(33)	47	33

Net recorded balance			$122	$112	($58)	($141)

(1)	Notional amounts represent the gross contract/notional amount of the derivatives outstanding.
Gains/(losses) associated with our hedging transactions and forward points recognized in Other comprehensive income are presented in the following table:

Years ended December 31,	2023	2022	2021
Recognized in Other comprehensive income, net of taxes:
Foreign exchange contracts	$61	($118)	($47)
Commodity contracts	(20)	78	102

Gains/(losses) associated with our hedging transactions and forward points reclassified from AOCI to earnings are presented in the following table:

Years ended December 31,	2023	2022	2021
Foreign exchange contracts
Revenues		$1
Costs and expenses	($15)	7	$13
General and administrative	(17)	(12)	8

Commodity contracts
Costs and expenses	$31	$31	($18)
General and administrative expense	7	10	5

During the twelve months ended December 31, 2022, we reclassified losses associated with certain cash flow hedges of $50 from AOCI to Other income, net because it became probable the forecasted transactions would not occur. Gains/(losses) related to undesignated derivatives on foreign exchange and commodity cash flow hedging transactions recognized in Other income, net were insignificant for the years ended December 31, 2023, 2022 and 2021.
Based on our portfolio of cash flow hedges, we expect to reclassify losses of $39
(pre-tax)
out of AOCI into earnings during the next 12 months.
We have derivative instruments with credit-risk-related contingent features. If we default on our five-year credit facility, our derivative counterparties could require settlement for foreign exchange and certain commodity contracts with original maturities of at least five years. The fair value of those contracts in a net liability position at December 31, 2023 was $16. For other particular commodity contracts, our counterparties could require collateral posted in an amount determined by our credit ratings. At December 31, 2023, there was no collateral posted related to our derivatives.